Short-term and Long-term Debt - Summary of Long-term Debt (Parenthetical) (Detail) - CNY (¥) ¥ in Millions					12 Months Ended
	Mar. 10, 2020	Mar. 19, 2019	Jan. 22, 2019	Dec. 25, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings					¥ 81,049	¥ 103,315	¥ 97,829
Long-term government loans with below-market interest rate [member] | Renminbi denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate					1.08%
Long-term government loans with below-market interest rate [member] | Renminbi denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate					1.20%
Bank loans - unsecured [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through					2036
Bank loans - unsecured [member] | Renminbi denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate					1.08%
Bank loans - unsecured [member] | Renminbi denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate					1.20%
Bank loans - unsecured [member] | US Dollars denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through					2028
Bank loans - unsecured [member] | US Dollars denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate					1.25%
Bank loans - unsecured [member] | US Dollars denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate					2.00%
Bank loans - unsecured [member] | Euro denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate					2.30%
Debt instrument maturity through					2032
Loans from China Telecom Group – unsecured [member] | China Telecom Group [member] | Renminbi denominated [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate				3.80%
Repayment of partially loan					¥ 12,300	¥ 13,700	¥ 3,000
Proceeds from borrowings				¥ 40,000
Loans from China Telecom Group – unsecured [member] | China Telecom Group [member] | Renminbi denominated [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through					3 years
Loans from China Telecom Group – unsecured [member] | China Telecom Group [member] | Renminbi denominated [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument maturity through					5 years
Medium term note [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate		3.41%	3.42%
Proceeds from borrowings		¥ 2,000	¥ 3,000
Debt issue costs		¥ 3	¥ 3
Other loans—unsecured [member] | Company bonds – unsecured [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	2.90%
Debt instrument maturity through	3 years
Proceeds from borrowings	¥ 2,000